Acquisitions (Details Narrative) - USD ($)															12 Months Ended
	Dec. 05, 2025	Dec. 01, 2025	Nov. 24, 2025	Oct. 29, 2025	Oct. 08, 2025	Oct. 02, 2025	Aug. 07, 2025	Jun. 02, 2025	May 31, 2025	Mar. 25, 2025	Mar. 17, 2025	Feb. 20, 2025	Feb. 11, 2025	Feb. 04, 2025	Dec. 31, 2025
GroupBy [Member]
Business Combination [Line Items]
Date of acquisition agreement													Feb. 11, 2025
Number of shares issued to acquire business										3,999,902
Effective date of acquisition													Mar. 25, 2025
Ordinary shares										$ 5,759,859
Total purchase price consideration										5,759,859
Deferred tax liabilities										3,992,235
Transaction costs										$ 1,400,000
BlueDot [Member]
Business Combination [Line Items]
Date of acquisition agreement														Feb. 04, 2025
Number of shares issued to acquire business											1,941,111			819,737
Business acquisition share price											$ 1.75			$ 2.58
Effective date of acquisition											Mar. 17, 2025	Feb. 20, 2025
Business combination control obtained description															The Company accounted for the Bluedot Industries acquisition as a common control transaction as it was an exchange of equity interests in Bluedot between two entities, the Company and DBLP, both under the control of Daniel Wagner. As noted above, DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve. Additionally, as disclosed in Item 16.G of this Report, Daniel Wagner, the Company’s founder and Chief Executive Officer controls 75% of the voting power of the Company’s outstanding capital stock. Under ASC 810-10-15-8, a controlling financial interest defined as ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity or individual, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity.
Percentage of issued and outstanding shares acquired											100.00%
Deferred tax liabilities											$ 1,100,000
BlueDot [Member] | Patents and Trademarks [Member]
Business Combination [Line Items]
Recognized intangible assets											$ 4,500,000
Mpower Plus Global Limited [Member]
Business Combination [Line Items]
Date of acquisition agreement									May 31, 2025
Number of shares issued to acquire business									804,833
Effective date of acquisition									May 31, 2025						May 31, 2025
Ordinary shares									$ 1,529,183
Total purchase price consideration									1,529,183
Deferred tax liabilities									$ 377,541
Prediqt Business Solutions Private Limited [Member]
Business Combination [Line Items]
Date of acquisition agreement								Jun. 02, 2025
Effective date of acquisition								Jun. 02, 2025							Jun. 02, 2025
Total purchase price consideration								$ 100,000
Cash consideration								$ 100,000
ViSenze PTE Ltd [Member]
Business Combination [Line Items]
Number of shares issued to acquire business							328,960
Effective date of acquisition							Aug. 07, 2025								Aug. 07, 2025
Ordinary shares							$ 1,000,000
Contingent consideration liability															$ 2,800,000
Total purchase price consideration							3,805,930
Cash consideration							$ 2,805,930
Smartpay [Member]
Business Combination [Line Items]
Effective date of acquisition						Oct. 02, 2025
Crypto transaction forwarding percentage						98.00%
Smartpay [Member] | Digital Payment Platform [Member]
Business Combination [Line Items]
Intangible assets						$ 3,900,000
Smartpay [Member] | Tether [Member]
Business Combination [Line Items]
Ordinary shares						2,000,000
Contingent consideration liability															$ 2,000,000
Payment for acquisition of crypto asset						$ 1,900,000
Truther Digital Services Limitada [Member]
Business Combination [Line Items]
Effective date of acquisition						Oct. 02, 2025									Oct. 02, 2025
Payment for acquisition of crypto asset						$ 100,000
Truther Digital Services Limitada [Member] | Digital Payment Platform [Member]
Business Combination [Line Items]
Intangible assets						$ 100,000
Subsquid Labs GmbH [Member]
Business Combination [Line Items]
Number of shares issued to acquire business					242,633
Effective date of acquisition					Oct. 08, 2025										Oct. 09, 2025
Ordinary shares					$ 679,487
Percentage of issued and to be issued share capital, agreeed to acquire					100.00%
SQD Tokens, value					$ 10,000,000
Total purchase price consideration					14,239,487
Cash consideration					3,560,000
Deferred tax liabilities					8,321,401
Subsquid Labs GmbH [Member] | Ordinary Shares [Member]
Business Combination [Line Items]
Ordinary shares					$ 1,500,000
Scale Up Holding LLC [Member]
Business Combination [Line Items]
Contingent consideration liability															$ 45,800,000
Percentage of issued and to be issued share capital, agreeed to acquire				100.00%
Deferred tax liabilities				$ 10,300,000
Scale Up Holding LLC [Member] | Intellectual Property [Member]
Business Combination [Line Items]
Intangible assets				6,200,000
Scale Up Holding LLC [Member] | Customer Lists [Member]
Business Combination [Line Items]
Intangible assets				$ 50,200,000
Crownpeak Intermediate Holdings, Inc. [Member]
Business Combination [Line Items]
Number of shares issued to acquire business		11,127,780
Business acquisition share price		$ 2.79
Assumed amount of aggregate principal amount outstanding term loans and revolving loans		$ 151,900,000
Accrued and unpaid exit and amendment fees		1,800,000
Paid exit and amendment fees		50,000,000
Effective date of acquisition															Dec. 01, 2025
Ordinary shares		31,046,506
Intangible assets		83,500,000
Total purchase price consideration		81,046,506
Deferred tax liabilities		$ 21,845,741
Transaction costs															$ 7,000,000
Crownpeak Intermediate Holdings, Inc. [Member] | Promissory Note [Member]
Business Combination [Line Items]
Interest rate		10.00%
Initial principal amount		$ 50,000,000
Crownpeak Intermediate Holdings, Inc. [Member] | Promissory Note [Member] | First Loan Note [Member]
Business Combination [Line Items]
Debt maturity date		Apr. 01, 2027
Initial principal amount		$ 20,000,000
Crownpeak Intermediate Holdings, Inc. [Member] | Promissory Note [Member] | Second Loan Note [Member]
Business Combination [Line Items]
Debt maturity date		Dec. 31, 2027
Initial principal amount		$ 30,000,000
Techouts Companies [Member]
Business Combination [Line Items]
Ordinary shares to be issued	$ 11,100,000														8,600,000
Ordinary shares	8,660,000
Contingent consideration liability															$ 2,400,000
Total purchase price consideration	11,086,258
Cash consideration	2,426,258
Deferred tax liabilities	$ 959,168
Art Equities Reef Acquisition [Member]
Business Combination [Line Items]
Cash consideration			$ 5,500,000
Membership interest percentage			49.995%